Prepaid expenses and other current assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

8. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,	As of March 31,
	2017	2018
Advance income and non-income taxes	$51,832	$65,493
Deferred transition costs (Note 19)	62,029	-
Contract asset (Note 19)	—	15,886
Customer acquisition cost (Note 19)	19,327	—
Prepaid expenses	16,944	19,638
Derivative instruments	48,192	33,723
Employee advances	5,014	3,764
Deposits	4,719	7,331
Advances to suppliers	2,705	5,502
Others	25,580	47,871
	$236,342	$199,208

8. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
Advance income and non-income taxes	$50,676	$51,832
Deferred transition costs	45,252	62,029
Derivative instruments	34,730	48,192
Prepaid expenses	22,222	16,944
Customer acquisition cost	11,126	19,327
Employee advances	6,880	5,014
Deposits	2,688	4,719
Advances to suppliers	10,059	2,705
Others	5,516	25,580
	$189,149	$236,342